Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended		6 Months Ended
	Aug. 19, 2022	Aug. 09, 2022	Jul. 20, 2022	Jul. 15, 2022	Jun. 17, 2022	Mar. 21, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Subsequent Event [Line Items]
Dividends, preferred stock, amount									$ 2,884	$ 2,884
Net proceeds									$ 4,980
Common Stock
Subsequent Event [Line Items]
Stock repurchased								191,055	191,055	6,000,000
Stock repurchased, average price per share								$ 4.66
Stock repurchased, aggregate cost								$ 928
Issuance of new shares								820,000	820,000
Average price								$ 6.29	$ 6.29
Net proceeds								$ 4,980
Common stock, cash dividend per share					$ 0.25	$ 0.20
Common Stock | Forecast
Subsequent Event [Line Items]
Common stock, cash dividend per share	$ 0.275
Subsequent Events [Member] | Common Stock
Subsequent Event [Line Items]
Stock repurchased							628,945
Stock repurchased, average price per share							$ 4.54
Stock repurchased, aggregate cost							$ 2,865
Issuance of new shares		57,581
Average price		$ 6.1
Net proceeds		$ 342
Nordea Bank AB, London Branch [Member] | Subsequent Events [Member] | Vessel Baltimore
Subsequent Event [Line Items]
Repayment of secured loan agreement			$ 4,786
Preferred Stock Series B | Subsequent Events [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.5546875
Dividends, preferred stock, amount				$ 1,442